Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
INCOME TAX

NOTE 10 — INCOME TAX

The income tax provision consists of the following:

	March 31, 2021	March 31, 2020
Federal
Current	$—
Deferred	(18,428)	(2,033)

State
Current	—	32
Deferred	—
Change in valuation allowance	18,428	2,033
Income tax provision	$—	32

The Company’s net deferred tax assets are as follows:

	March 31, 2021	March 31, 2020
Deferred tax asset

Net operating loss carryforwards	57,578	39,150
Total deferred tax asset	57,578	39,150
Valuation allowance	(57,578)	(39,150)
Deferred tax asset, net of allowance	$—

As of March 31, 2021 the Company had $254,433 of U.S. federal net operating loss carryovers available to offset future taxable, of which 125,594 begin to expire in 2031 and 128,839 do not expire and $80,757 of state and local net operating loss carryforward which begin to expire in 2036.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the periods ended March 31, 2021 and March 31, 2020, the valuation allowance increased $18,428 and $2,033, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at March 31, 2021 is as follows:

Statutory federal income tax rate	21.0%	21.0%
State tax provision net of federal benefit	(0.0)	(0.3)
Change in FV of warrant liability	(21.9)
Transaction costs associated with the issuance of warrants	0.7
Change in valuation allowance	0.2	(21.0)
Income tax provision	—%	(0.3)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities for years after 2016.

Cepton Technologies, Inc. [Member]
Income Tax [Line Items]
INCOME TAX

Note 13. Income Taxes

The Company’s provision for income taxes was $16,000 and $21,000 for the nine months ended September 30, 2021, and 2020, respectively. The Company’s income tax provision for the nine months ended September 30, 2021, was primarily related to income taxes on earnings from its foreign tax jurisdictions. The Company’s income tax provision for the nine months ended September 30, 2020, was due to income taxes on earnings from operations in the U.S. and foreign tax jurisdictions. The decrease in income tax expense for the nine months ended September 30, 2021, as compared to the same period in 2020 was primarily due to lower earnings from its foreign operations for the nine months ended September 30, 2021.

The Company conducts its business globally and its operating income is subject to varying rates of tax in the U.S., Canada, Germany, and UK. Consequently, the Company’s effective tax rate is dependent upon the geographic distribution of its earnings or losses and the tax laws and regulations in each geographical region.

Due to historical losses in the U.S., the Company has a full valuation allowance on its U.S. federal and state deferred tax assets. Management continues to evaluate the realizability of deferred tax assets and the related valuation allowance. If management’s assessment of the deferred tax assets or the corresponding valuation allowance were to change, the Company would record the related adjustment to income during the period in which the assessment changed.

As of September 30, 2021, there were no material changes to either the nature or the amounts of the uncertain tax positions previously determined for the year ended December 31, 2020.

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act which provided certain tax relief measures. On December 27, 2020, the U.S. enacted the Consolidated Appropriations Act of 2021 (CAA) which extended and expanded certain tax relief measures created by the CARES Act. On March 11, 2021, the U.S. enacted the American Rescue Plan Act of 2021 (ARPA). Theses legislations have not had a material impact on the Company’s operations to date and the Company will continue to evaluate the impact they may have on its future business.

Note 12. Income Taxes

Income (loss) before income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Domestic	$(19,694)	$(16,852)
Foreign	86	102
Income (loss) before income taxes	$(19,608)	$(16,750)

Provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	1	1
Foreign	16	16
Total Current	17	17

Deferred:
Federal	—	—
State	—	—
Foreign	9	(10)
Total Deferred	9	(10)
Provision for (benefit from) income taxes	$26	$7

The provision for (benefit from) income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes for the following reasons:

	Year Ended December 31,
	2020	2019
U.S. federal provision (benefit) at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	(0.01)	(0.01)
Foreign income taxes at rates other than the U.S. rate	(0.03)	0.09
Other permanent items	(0.09)	(0.25)
Stock-based compensation	(0.32)	(0.45)
Research and development credits	1.93	0.65
Unrecognized tax benefits	(0.77)	(0.80)
Global intangible low-taxed income	(0.03)	(0.09)
Change in valuation allowance	(21.97)	(18.59)
Payroll tax credit adjustments	0.16	0.19
Disallowed favorable transfer pricing adjustment	—	(1.78)
Effective tax rate	(0.13)%	(0.04)%

The difference between the provision for income taxes and the income tax determined by applying the statutory federal income tax rate of 21 percent was due primarily to research and development credits and changes in valuation allowance. The Company’s valuation allowance balance increased by $5,800,000 and $3,700,000 for the year ended December 31, 2020 and 2019, respectively.

The Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Accruals and reserves	$30	$21
Stock-based compensation	55	22
Net operating loss carryforward	13,945	8,700
Research and development credits	1,833	1,334
Valuation allowance	(15,818)	(10,047)
Total deferred tax assets	45	30
Deferred tax liabilities:
Depreciation and amortization	(45)	(20)
Total deferred tax liabilities	(45)	(20)
Net deferred tax assets (liabilities)	$—	$10

Annually, the Company determines whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities in considering whether any tax benefit can be recorded in the consolidated financial statements. The Company recorded full valuation allowance against its US net deferred tax assets as it believes these deferred tax assets were not realizable on a more likely than not basis as of December 31, 2020 and 2019.

As of December 31, 2020 and 2019, the Company had total net operating loss carryforwards for federal income tax purposes of approximately $51,300,000 and $31,900,000. If not utilized, these net federal operating loss carryforwards will begin to expire in 2037. For tax years beginning January 1, 2018 onward, any federal net operating losses generated will be allowable for carry forward indefinitely, as opposed to the original expiration of 20 years. As of December 31, 2020 and 2019, the Company had $49,200,000 and $29,800,000 of federal net operating losses that can be carried forward indefinitely. The Company also had a state net operating loss carryforward of approximately $44,100,000 and $28,400,000 as of December 31, 2020 and 2019, which will expire beginning in the year 2037.

As of December 31, 2020 and 2019, the Company had federal research and development credit carryforward of approximately $700,000 and $300,000, which begins to expire in 2038, and California research and development credit carryforward of approximately $3,000,000 and $2,400,000, which does not expire.

Utilization of the research and development credit carryforward may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of the research and development credits before utilization. The amount of such elimination, if any, has not been determined.

As of December 31, 2020 and 2019, the total amount of unrecognized tax benefits was $1,500,000 and $1,100,000, none of which would affect income tax expense, if recognized, after consideration of any valuation allowance. The Company does not expect the unrecognized tax benefits to change significantly over the next 12 months. The following table summarizes the aggregate changes in the total gross amount of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2020	2019
Unrecognized tax benefits as of the beginning of the year	$1,090	$—
Increases related to prior year tax provisions	—	910
Increase related to current year tax provisions	381	180
Unrecognized tax benefits as of the end of the year	$1,471	$1,090

The Company is subject to income taxes in the U.S. federal, state, and various foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All of the Company’s tax years will remain open for examination by the federal and state tax authorities for three and four years, respectively, from the date of utilization of the net operating loss or research and development credits. The Company does not have any tax audits or other issues pending.

As a qualified small business, the Company applies a portion of its post-2015 federal research and development credit against payroll tax liabilities, instead of income tax liabilities. As of December 31, 2020 and 2019, the related payroll tax receivable balance is $1,000,000 and $700,000, respectively.